Schedule of Investments (unaudited) January 31, 2020	iShares® iBonds® 2022 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 3.1%
Arconic Inc., 5.87%, 02/23/22	$100	$106,369
Bombardier Inc.
5.75%, 03/15/22(a)(b)	50	49,886
6.00%, 10/15/22 (Call 04/15/20)(a)	125	122,526
Triumph Group Inc., 5.25%, 06/01/22 (Call 06/01/20)	25	24,918

		303,699

Agriculture — 0.5%
Cooke Omega Investments Inc./Alpha VesselCo Holdings Inc., 8.50%, 12/15/22 (Call 06/15/20)(a)	50	51,256

Airlines — 1.2%
American Airlines Group Inc., 5.00%, 06/01/22(a)	65	67,571
United Airlines Holdings Inc., 4.25%, 10/01/22	50	51,769

		119,340

Auto Parts & Equipment — 0.5%
American Axle & Manufacturing Inc., 6.63%, 10/15/22 (Call 10/15/20)	50	50,715

Banks — 1.3%
CIT Group Inc., 5.00%, 08/15/22	125	132,835

Building Materials — 1.0%
Griffon Corp., 5.25%, 03/01/22 (Call 03/01/20)	100	100,067

Chemicals — 0.7%
Ashland LLC, 4.75%, 08/15/22 (Call 05/15/22)	17	17,867
PQ Corp., 6.75%, 11/15/22 (Call 05/15/20)(a)	50	51,259

		69,126

Coal — 0.5%
Peabody Energy Corp., 6.00%, 03/31/22 (Call 03/31/20)(a)	50	46,552

Commercial Services — 6.6%
ACE Cash Express Inc., 12.00%, 12/15/22 (Call 12/15/20)(a)	25	20,579
ADT Security Corp. (The), 3.50%, 07/15/22	150	152,220
APX Group Inc., 7.88%, 12/01/22 (Call 12/01/20)	100	101,913
Atento Luxco 1 SA, 6.13%, 08/10/22 (Call 08/10/20)(a)(b)	50	50,597
Hertz Corp. (The)
6.25%, 10/15/22 (Call 10/15/20)	75	75,819
7.63%, 06/01/22 (Call 06/01/20)(a)	28	28,993
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance Inc., 7.88%, 10/01/22 (Call 02/18/20)(a)	25	23,927
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 04/15/22 (Call 04/15/20)(a)	200	200,500

		654,548

Computers — 1.2%
Harland Clarke Holdings Corp., 8.38%, 08/15/22 (Call 02/15/20)(a)	75	65,157
NCR Corp., 5.00%, 07/15/22 (Call 07/15/20)	50	50,473

		115,630

Cosmetics & Personal Care — 1.5%
Avon International Capital PLC, 6.50%, 08/15/22 (Call 08/15/20)(a)	45	46,641
Avon International Operations Inc., 7.88%, 08/15/22 (Call 08/15/20)(a)	50	52,079
Edgewell Personal Care Co., 4.70%, 05/24/22	50	51,639

		150,359

Security	Par (000)	Value

Diversified Financial Services — 5.1%
Ally Financial Inc.
4.13%, 02/13/22	$25	$25,992
4.63%, 05/19/22	50	52,651
Navient Corp.
6.50%, 06/15/22	125	133,702
7.25%, 01/25/22(b)	100	107,765
Ocwen Loan Servicing LLC, 8.38%, 11/15/22 (Call 11/15/20)(a)	25	21,729
Springleaf Finance Corp., 6.13%, 05/15/22	150	160,161

		502,000

Electric — 0.3%
TransAlta Corp., 4.50%, 11/15/22 (Call 08/15/22)	25	26,079

Electronics — 0.3%
Ingram Micro Inc., 5.00%, 08/10/22 (Call 02/10/22)	25	25,808

Engineering & Construction — 0.3%
Great Lakes Dredge & Dock Corp., 8.00%, 05/15/22 (Call 05/15/20)	25	26,398

Entertainment — 2.6%
Cinemark USA Inc., 5.13%, 12/15/22 (Call 12/15/20)	50	50,535
International Game Technology PLC, 6.25%, 02/15/22 (Call 08/15/21)(a)	200	209,506

		260,041

Environmental Control — 0.3%
GFL Environmental Inc., 5.63%, 05/01/22 (Call 05/01/20)(a)	25	25,423

Food — 1.0%
C&S Group Enterprises LLC, 5.38%, 07/15/22 (Call 07/15/20)(a)(b)	50	50,250
TreeHouse Foods Inc., 4.88%, 03/15/22 (Call 03/15/20)	50	50,126

		100,376

Gas — 0.5%
Southern Star Central Corp., 5.13%, 07/15/22 (Call 07/15/20)(a)	50	50,736

Health Care – Products — 0.3%
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA, 6.63%, 05/15/22 (Call 03/02/20)(a)	29	28,955

Health Care – Services — 10.4%
Centene Corp., 4.75%, 05/15/22 (Call 05/15/20)	100	102,046
Eagle Holding Co. II LLC (8.38% PIK), 7.63%, 05/15/22 (Call 05/03/20)(a)(c)	50	50,574
Eagle Holding Co. II LLC (8.50% PIK), 7.75%, 05/15/22 (Call 03/02/20)(a)(c)	50	50,515
HCA Inc., 7.50%, 02/15/22	250	275,105
Molina Healthcare Inc., 5.38%, 11/15/22 (Call 08/15/22)	75	79,382
Polaris Intermediate Corp. (9.25% PIK), 8.50%, 12/01/22 (Call 06/01/20)(a)(b)(c)	125	116,443
Tenet Healthcare Corp., 8.13%, 04/01/22	325	355,790

		1,029,855

Holding Companies – Diversified — 2.0%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.88%, 02/01/22 (Call 02/01/20)	100	100,000
6.25%, 02/01/22 (Call 02/01/20)	100	101,824

		201,824

Home Builders — 3.2%
KB Home, 7.50%, 09/15/22	50	56,152
Lennar Corp.
4.13%, 01/15/22 (Call 10/15/21)	50	51,329
4.75%, 11/15/22 (Call 08/15/22)	100	105,345
Meritage Homes Corp., 7.00%, 04/01/22(b)	25	27,312

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® 2022 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Builders (continued)
Toll Brothers Finance Corp., 5.88%, 02/15/22 (Call 11/15/21)	$50	$53,033
Williams Scotsman International Inc., 7.88%, 12/15/22 (Call 12/15/20)(a)	22	22,952

		316,123

Housewares — 1.0%
Newell Brands Inc., 4.00%, 06/15/22 (Call 03/15/22)(b)	100	103,046

Internet — 2.7%
Cogent Communications Group Inc., 5.38%, 03/01/22 (Call 12/01/21)(a)	50	52,090
Netflix Inc., 5.50%, 02/15/22	150	158,703
NortonLifeLock Inc., 3.95%, 06/15/22 (Call 03/15/22)	50	51,318

		262,111

Lodging — 2.5%
MGM Resorts International, 7.75%, 03/15/22	150	166,503
Wyndham Destinations Inc., 4.25%, 03/01/22 (Call 12/01/21)	75	76,876

		243,379

Machinery — 0.5%
Vertiv Intermediate Holding Corp. (13.00% PIK), 12.00%, 02/15/22 (Call 02/15/20)(a)(c)	50	51,661

Media — 7.5%
AMC Networks Inc., 4.75%, 12/15/22 (Call 12/15/20)	50	50,349
Cablevision Systems Corp., 5.88%, 09/15/22	75	80,359
CCO Holdings LLC/CCO Holdings Capital Corp., 5.25%, 09/30/22 (Call 09/30/20)	100	101,194
DISH DBS Corp., 5.88%, 07/15/22	240	251,774
Sirius XM Radio Inc., 3.88%, 08/01/22 (Call 08/01/20)(a)	150	152,244
Urban One Inc., 7.38%, 04/15/22 (Call 04/15/20)(a)	25	24,950
Videotron Ltd., 5.00%, 07/15/22	75	78,732

		739,602

Metal Fabricate & Hardware — 0.2%
Hillman Group Inc. (The), 6.38%, 07/15/22 (Call 07/15/20)(a)	25	23,368

Mining — 6.0%
Barminco Finance Pty Ltd., 6.63%, 05/15/22 (Call 05/15/20)(a)	50	51,152
FMG Resources August 2006 Pty Ltd., 4.75%, 05/15/22 (Call 02/15/22)(a)	100	102,898
Freeport-McMoRan Inc., 3.55%, 03/01/22 (Call 12/01/21)	249	251,841
Joseph T Ryerson & Son Inc., 11.00%, 05/15/22 (Call 05/15/20)(a)	50	52,719
Mountain Province Diamonds Inc., 8.00%, 12/15/22 (Call 12/15/20)(a)	25	24,534
New Gold Inc., 6.25%, 11/15/22 (Call 11/15/20)(a)	50	50,167
Northwest Acquisitions ULC/Dominion Finco Inc., 7.13%, 11/01/22 (Call 11/01/20)(a)	50	40,251
Taseko Mines Ltd., 8.75%, 06/15/22 (Call 06/15/20)(a)	25	22,085

		595,647

Office & Business Equipment — 1.0%
Pitney Bowes Inc., 4.63%, 05/15/22 (Call 04/15/22)	50	50,784
Xerox Corp., 4.07%, 03/17/22	50	51,188

		101,972

Oil & Gas — 8.5%
Antero Resources Corp., 5.13%, 12/01/22 (Call 06/01/20)	100	86,264
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.00%, 04/01/22 (Call 04/01/20)(a)	100	98,044
Athabasca Oil Corp., 9.88%, 02/24/22 (Call 02/24/20)(a)	25	21,057
Calumet Specialty Products Partners LP/Calumet Finance Corp., 7.63%, 01/15/22 (Call 01/15/21)	50	50,027
CNX Resources Corp., 5.88%, 04/15/22 (Call 04/15/20)	100	98,916

Security	Par (000)	Value

Oil & Gas (continued)
Denbury Resources Inc., 9.25%, 03/31/22 (Call 03/31/20)(a)	$50	$43,929
HighPoint Operating Corp., 7.00%, 10/15/22 (Call 10/15/20)	25	23,709
Murphy Oil Corp., 4.45%, 12/01/22 (Call 09/01/22)	50	51,799
Oasis Petroleum Inc., 6.88%, 03/15/22 (Call 03/02/20)	125	120,001
QEP Resources Inc., 5.38%, 10/01/22 (Call 07/01/22)	50	50,126
Range Resources Corp., 5.00%, 08/15/22 (Call 05/15/22)	100	94,673
Rowan Companies Inc., 4.88%, 06/01/22 (Call 03/01/22)	75	55,851
SM Energy Co., 6.13%, 11/15/22 (Call 11/15/20)	50	49,513

		843,909

Oil & Gas Services — 0.9%
Archrock Partners LP/Archrock Partners Finance Corp., 6.00%, 10/01/22 (Call 04/01/20)	50	50,176
CSI Compressco LP/CSI Compressco Finance Inc., 7.25%, 08/15/22 (Call 08/15/20)	25	23,574
FTS International Inc., 6.25%, 05/01/22 (Call 05/01/20)	25	13,955

		87,705

Packaging & Containers — 2.1%
Ball Corp., 5.00%, 03/15/22	50	52,818
Berry Global Inc., 5.50%, 05/15/22 (Call 05/15/20)(b)	50	50,375
Owens-Brockway Glass Container Inc., 5.00%, 01/15/22(a)	50	51,765
Sealed Air Corp., 4.88%, 12/01/22 (Call 09/01/22)(a)	50	52,528

		207,486

Pipelines — 3.3%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.13%, 11/15/22 (Call 11/15/20)(a)	100	97,832
DCP Midstream Operating LP, 4.95%, 04/01/22 (Call 01/01/22)(b)	50	51,979
Genesis Energy LP/Genesis Energy Finance Corp., 6.75%, 08/01/22 (Call 02/16/20)	100	101,808
NGPL PipeCo LLC, 4.38%, 08/15/22 (Call 05/15/22)(a)	50	52,141
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.50%, 08/15/22 (Call 08/15/20)	25	22,046

		325,806

Real Estate Investment Trusts — 2.1%
iStar Inc., 5.25%, 09/15/22 (Call 09/15/20)	50	51,198
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 03/15/22 (Call 09/15/21)(a)	50	51,493
SBA Communications Corp.
4.00%, 10/01/22 (Call 10/01/20)	50	50,885
4.88%, 07/15/22 (Call 07/15/20)	50	50,654

		204,230

Retail — 2.3%
CEC Entertainment Inc., 8.00%, 02/15/22 (Call 02/15/20)	25	24,660
Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, 01/15/22 (Call 03/02/20)(b)	25	21,250
Group 1 Automotive Inc., 5.00%, 06/01/22 (Call 06/01/20)	50	50,297
L Brands Inc., 5.63%, 02/15/22	75	79,117
Penske Automotive Group Inc., 5.75%, 10/01/22 (Call 10/01/20)	50	50,611

		225,935

Software — 1.0%
Infor U.S. Inc., 6.50%, 05/15/22 (Call 05/15/20)	100	100,611

Telecommunications — 10.3%
CenturyLink Inc., Series T, 5.80%, 03/15/22	200	210,984
Consolidated Communications Inc., 6.50%, 10/01/22 (Call 10/01/20)(b)	50	47,655
Inmarsat Finance PLC, 4.88%, 05/15/22 (Call 02/12/20)(a)	100	101,252
Intelsat Jackson Holdings SA, 9.50%, 09/30/22(a)	50	56,827
Level 3 Financing Inc., 5.38%, 08/15/22 (Call 03/02/20)	84	84,329
Nokia OYJ, 3.38%, 06/12/22	50	50,765

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® 2022 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Telecommunications (continued)
Sprint Communications Inc., 6.00%, 11/15/22(b)	$250	$258,095
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22	100	103,951
T-Mobile USA Inc., 4.00%, 04/15/22 (Call 03/16/22)	50	51,397
Trilogy International Partners LLC/Trilogy International Finance Inc., 8.88%, 05/01/22 (Call 05/01/20)(a)	25	23,278
Xplornet Communications Inc. (10.63% PIK), 9.63%, 06/01/22 (Call 06/01/20)(a)(b)(c)	25	25,202

		1,013,735

Transportation — 0.3%
Teekay Corp., 9.25%, 11/15/22 (Call 11/15/20)(a)(b)	25	26,125

Trucking & Leasing — 1.1%
Fortress Transportation & Infrastructure Investors LLC, 6.75%, 03/15/22 (Call 03/15/20)(a)	100	103,530

Total Corporate Bonds & Notes — 97.7% (Cost: $9,591,212)		9,647,603

Short-Term Investments

Money Market Funds — 13.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.78%(d)(e)(f)	898	898,344

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(d)(e)	418	$418,000

		1,316,344

Total Short-Term Investments — 13.3% (Cost: $1,316,224)		1,316,344

Total Investments in Securities — 111.0% (Cost: $10,907,436)		10,963,947

Other Assets, Less Liabilities — (11.0)%		(1,087,185)

Net Assets — 100.0%		$9,876,762

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/19 (000)	Net Activity (000)	Shares Held at 01/31/20 (000)	Value at 01/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	649	249	898	$898,344	$1,119	(b)	$(7)	$121
BlackRock Cash Funds: Treasury, SL Agency Shares	326	92	418	418,000	594		—	—

				$1,316,344	$1,713		$(7)	$121

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$9,647,603	$—	$9,647,603
Money Market Funds	1,316,344	—	—	1,316,344

	$1,316,344	$9,647,603	$—	$10,963,947

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® 2022 Term High Yield and Income ETF

Portfolio Abbreviations — Fixed Income

PIK	Payment-in-kind

4